Summary of Significant Accounting Policies (Details Textual) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 15, 2016	Oct. 01, 2015	Dec. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Mar. 24, 2016
Summary of Significant Accounting Policies [Textual]
Excess of billings				$ 590,344
Deferred revenue				655,876		$ 48,130
Capitalized pre-contract costs				285,997		334,134
Restricted cash				200,000		1,100,000
Certificate of deposit, Credit card borrowings				200,000		350,000
Certificate of deposit, Standby letter of credit						750,000
Deposits						750,000
Allowance for doubtful accounts				0		14,600
Depreciation				$ 12,324		$ 14,447
Common stock of shares			3,642,084	9,720,218		8,836,421	9,720,218
Recognized amortization expense of computer software				$ 6,437		$ 8,582
Customer deposits				405,470		754,545
Sales and marketing expense				315,392	$ 132,200	627,000
Indefinite-lived intangible assets acquired		$ 50,000		500,000
Inventory						$ 24,999
Net operating loss carryforwards				More than 50		More than 50
Chief Executive Officer [Member]
Summary of Significant Accounting Policies [Textual]
Noncash consideration	$ 500,000
Common stock of shares	242,131
Indefinite-lived intangible assets acquired	$ 50,000